SHARE-BASED COMPENSATION - Summary of Share-Based Payment Arrangement, Expensed and Capitalized, Amount (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	$ 64,736	$ 3,196	$ 2,171
Research and development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	25,504	2,649	1,695
Sales and marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	17,153	338	374
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	$ 22,079	$ 209	$ 102